UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22983

 NAME OF REGISTRANT:                     Eaton Vance NextShares Trust
                                         II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Deidre E. Walsh, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                1/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


Eaton Vance NextShares Trust II

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number N/A
Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares, a series of Eaton Vance NextShares Trust II
(Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address of principal executive offices) (Zip code)
Deidre E. Walsh, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code: (617) 482-8260
Date of fiscal year end: 1/31
Date of reporting period: 7/1/20 - 6/30/21

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares (the "Fund") invested in shares of 5-to-15 Year Laddered Municipal Bond Portfolio, a master fund registered under the Investment Company Act of 1940, as amended, during the reporting period and may invest in securities directly. During the period, the Fund held no securities which required a proxy vote. The proxy voting record of 5-to-15 Year Laddered Municipal Bond Portfolio was filed on
August 25, 2021 and can be found on the Securities and Exchange Commission's website (www.sec.gov).
5-to-15 Year Laddered Municipal Bond Portfolio's CIK number is 0001669035 and its file number is
811-23151.

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Fund held no securities which required a proxy vote.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance NextShares Trust II
By (Signature)       /s/ Eric A. Stein
Name                 Eric A. Stein
Title                President
Date                 08/27/2021